NATURE OF OPERATIONS (Details)	0 Months Ended
	Jul. 02, 2012 Master services agreement USD ($)	Dec. 31, 2012 Fiat Industrial	Nov. 25, 2012 Fiat Industrial	Jan. 02, 2011 Fiat Industrial	Dec. 31, 2012 Fiat Industrial Forecast EUR (€)
Basis of Presentation
Ownership interest in CNH		87.00%	87.00%	89.00%
Business Combination Aggregate Amount of Capping for Exercise of Withdrawal and Opposition Rights					€ 325,000,000
Period of agreement	5 years
Prepayment from counterparty	$ 35,000,000